Document and Entity Information	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	Aspen Aerogels, Inc.
Entity Central Index Key	0001145986
Entity Emerging Growth Company	false
Entity File Number	001-36481
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-3559972
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01532
City Area Code	(508)
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ASPN
Security Exchange Name	NYSE